Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-08266
Entity Registrant Name	U.S. GOLD CORP.
Entity Central Index Key	0000027093
Entity Tax Identification Number	22-1831409
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1910 E. Idaho Street
Entity Address, Address Line Two	Suite 102-Box 604
Entity Address, City or Town	Elko
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89801
City Area Code	(800)
Local Phone Number	557-4550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	USAU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false